STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 25, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C.
File Nos. 333-155715; 811-21516

Ladies and Gentlemen,

On behalf of UBS Multi-Strat Fund, L.L.C. (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 4 to the Fund's Registration Statement (the "Registration Statement") on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act") (also constituting Amendment No. 16 to the Fund's Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended ) (the "Amendment").

Accompanying this filing are requests for acceleration, on behalf of the Fund and its distributor, of the Fund's Registration Statement to Monday, May 2, 2011.

By telephone call on April 19, 2011, we were advised by Mr. Thompson that the staff (the "Staff") of the Commission had no comments to the Registration Statement.  The principal change reflected in the Amendment is the inclusion of the Fund's audited financial statements for the fiscal year ended December 31, 2010 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information and numerical data and various stylistic changes and disclosure clarifications.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.	A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 2, 2010, or as soon thereafter as practicable.

*     *     *     *     *     *     *     *

Please direct any comments or questions to Gary L. Granik at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/  Gary L. Granik
Gary L. Granik

cc:  Brad A. Green

UBS MULTI-STRAT FUND, L.L.C.
C/O UBS ALTERNATIVE AND QUANTITATIVE INVESTMENTS LLC
677 WASHINGTON BOULEVARD
STAMFORD, CONNECTICUT 06901

April 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Brion R. Thompson

Re:           UBS Multi-Strat Fund, L.L.C. (the "Fund")
Post-Effective Amendment No. 4 to Form N-2 Registration Statement
(File Nos. 333-155715, 811-21516)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Fund's Registration Statement on Form N-2, to May 2, 2011 or as soon thereafter as practicable.

Very truly yours,

UBS MULTI-STRAT FUND, L.L.C.

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger
Title: Authorized Person

UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10019

April 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Brion R. Thompson

Re:           UBS Multi-Strat Fund, L.L.C. (the "Fund")
Post-Effective Amendment No. 4 to Form N-2 Registration Statement
(File Nos. 333-155715, 811-21516)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Amendment to the Fund's Registration Statement be accelerated so that it will be declared effective on May 1, 2010, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the above referenced Amendment to the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By:	/s/ Brian Opatosky
Name: Brian Opatosky
Title: Authorized Person

UBS MULTI-STRAT FUND, L.L.C.
c/o UBS Alternative and Quantitative Investments LLC
677 Washington Boulevard
Stamford, Connecticut 06901

April 25, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. (the "Fund")
File Nos. 333-155715, 811-21516

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of Post-Effective Amendment No. 4 to its Registration Statement on Form N-2, File No. 333-155715, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

UBS Multi-Strat Fund, L.L.C.

By:	/s/ Robert F. Aufenanger
Name: Robert F. Aufenanger
Title: Authorized Person